Provisions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Asset retirement obligations
Provisions
Beginning balance	€ 302	€ 233
Additions	765	66
Discount Rate	58	3
Ending balance	1,125	302
Post-employment benefits
Provisions
Beginning balance	75	84
Additions		15
Reversals		(24)
Foreign Exchange	5
Ending balance	80	75
Record retention obligations
Provisions
Beginning balance	68	56
Additions		22
Utilization	(9)
Discount Rate		(10)
Ending balance	59	68
Total non-current provisions
Provisions
Beginning balance	445	373
Additions	765	103
Reversals		(24)
Utilization	(9)
Discount Rate	58	(7)
Foreign Exchange	5
Ending balance	1,264	445
Year-end audit
Provisions
Beginning balance		1,067
Reversals		(1,067)
Legal Claims
Provisions
Beginning balance	420
Additions	384	426
Utilization	(662)	(6)
Foreign Exchange	(54)
Ending balance	88	420
Severance payments
Provisions
Beginning balance	114	619
Reversals	(97)	(505)
Utilization	(17)
Ending balance		114
Other
Provisions
Beginning balance	196	736
Additions	107	1,384
Reversals	(63)	(701)
Utilization	(18)	(1,223)
Foreign Exchange	1
Ending balance	223	196
Total current provisions
Provisions
Beginning balance	730	2,422
Additions	491	1,810
Reversals	(160)	(2,273)
Utilization	(697)	(1,229)
Foreign Exchange	(53)
Ending balance	€ 311	€ 730